UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-08343
                                                     -------------------

                           Phoenix Investment Trust 97
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,            John H. Beers, Esq.
    Counsel and Secretary for Registrant        Vice President and Counsel
       Phoenix Life Insurance Company         Phoenix Life Insurance Company
              One American Row                       One American Row
            Hartford, CT 06103-2899                Hartford, CT 06103-2899
  ------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  (800) 243-1574
                                                           ----------------

                       Date of fiscal year end:  August 31
                                                -------------

                    Date of reporting period:  August 31, 2007
                                              ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------


                                                                  [LOGO OMITTED]
                                                                     PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT

Phoenix Quality Small-Cap Fund

Phoenix Small-Cap Sustainable Growth Fund

Phoenix Small-Cap Value Fund


















                                                  WOULDN'T YOU RATHER
                                                  HAVE THIS DOCUMENT
                                                  E-MAILED TO YOU?
TRUST NAME:                                       ELIGIBLE SHAREHOLDERS CAN
PHOENIX INVESTMENT   |                      |     SIGN UP FOR E-DELIVERY AT
TRUST 97             |   August 31, 2007    |     PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED         NO BANK GUARANTEE        MAY LOSE VALUE

TABLE OF CONTENTS

Message from the President .................................................   1
Glossary ...................................................................   2
Disclosure of Fund Expenses ................................................   3
Phoenix Quality Small-Cap Fund .............................................   4
Phoenix Small-Cap Sustainable Growth Fund ..................................  12
Phoenix Small-Cap Value Fund ...............................................  20
Notes to Financial Statements ..............................................  31
Report of Independent Registered Public Accounting Firm ....................  36
Fund Management Tables .....................................................  37





--------------------------------------------------------------------------------

   PROXY VOTING INFORMATION (FORM N-PX)
   The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

   FORM N-Q INFORMATION
   The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE PRESIDENT

DEAR PHOENIX FUNDS SHAREHOLDER:

      We are pleased to provide this report for the fiscal year ended August 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

SEPTEMBER 2007

GLOSSARY

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 2000(R) GROWTH INDEX
The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) VALUE INDEX
The Russell 2000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.






INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX INVESTMENT TRUST 97

DISCLOSURE OF FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF MARCH 1, 2007 TO
AUGUST 31, 2007)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder in a Phoenix Investment Trust 97 fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in one of the Investment Trust 97 funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                     Beginning         Ending                        Expenses
                      Account          Account       Annualized        Paid
                       Value            Value          Expense        During
                   March 1, 2007   August 31, 2007      Ratio         Period*
--------------------------------------------------------------------------------
QUALITY SMALL-CAP FUND
--------------------------------------------------------------------------------
ACTUAL
Class I ..........   $1,000.00         $1,016.40          1.15%       $ 5.84
Class A ..........    1,000.00          1,015.60          1.40          7.11
Class C ..........    1,000.00          1,011.30          2.16         10.95

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I ..........    1,000.00          1,019.34          1.15          5.87
Class A ..........    1,000.00          1,018.06          1.40          7.15
Class C ..........    1,000.00          1,014.18          2.16         11.03

--------------------------------------------------------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class I ..........   $1,000.00         $1,003.90          1.15%       $ 5.81
Class A ..........    1,000.00          1,002.90          1.40          7.07
Class C ..........    1,000.00            999.00          2.14         10.78

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I ..........    1,000.00          1,019.34          1.15          5.87
Class A ..........    1,000.00          1,018.06          1.40          7.15
Class C ..........    1,000.00          1,014.28          2.14         10.92

--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ..........   $1,000.00         $  934.60          1.41%       $ 6.88
Class B ..........    1,000.00            931.20          2.16         10.51
Class C ..........    1,000.00            931.20          2.16         10.51

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ..........    1,000.00          1,018.01          1.41          7.20
Class B ..........    1,000.00          1,014.18          2.16         11.03
Class C ..........    1,000.00          1,014.18          2.16         11.03
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX QUALITY SMALL-CAP FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, SANDI GLEASON, CFA AND ROBERT SCHWARZKOPF, CFA

For the Fund's fiscal year ended August 31, 2007,

o   Class I shares returned 17.74%;

o   Class A shares returned 17.51%;

o   Class C shares returned 16.61%;

o   the S&P 500(R) Index, a broad-based equity index, returned 15.13%;

o the Russell 2000(R) Value Index, the Fund's style-specific index, returned 6.64%.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

o Strong economic growth accompanied by accommodative credit markets set the stage for a steadily advancing stock market for most of the past year. However, at the beginning of July economic and credit risks emerged in the form of home price declines and sub-prime mortgage delinquencies. As these risks translated into reduced consumer spending and price declines in mortgage-backed securities, the earnings outlook for corporate America clouded and credit became more expensive overall.

o Stock prices subsequently experienced a modest pullback as investors weighed potential consumer weakness against a strong industrial economy and recalculated stock prices based on moderated expectations for earnings growth and a higher cost of capital.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

o Lower quality stocks led the market early in the reporting period buoyed by accommodative credit markets. Although this represented a headwind to our high-quality investment methodology, the Fund outperformed the Russell 2000(R) Value benchmark over this period. As the economic and credit risks discussed above emerged, the more durable income structures and less credit dependent nature of high-quality companies allowed the Fund to continue its strong relative performance.

o At the close of the reporting period, the Fund remained well diversified with no major stake in any economic sector. The Fund remains invested in demonstrably higher quality businesses than the Russell 2000(R) Value benchmark, with earnings growing faster and more dependably than the benchmark, and purchased at discount values to the benchmark. We believe the Fund's quality, growth, and value metrics will allow us to produce strong investment returns with less risk.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

                                                                  SEPTEMBER 2007



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.

INVESTING IN FUNDS THAT HOLD A LIMITED NUMBER OF SECURITIES INVOLVES RISK THAT THEY WILL BE IMPACTED BY EACH SECURITY'S PERFORMANCE MORE THAN FUNDS WITH A LARGER NUMBER OF HOLDINGS.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Quality Small-Cap Fund


--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (1)                        PERIODS ENDING 8/31/07
--------------------------------------------------------------------------------

                                                  INCEPTION         INCEPTION
                                   1 YEAR         TO 8/31/07           DATE
                                 ----------      ------------      -----------

Class I Shares at NAV               17.74%          15.50%           6/28/06

Class A Shares at NAV(2)            17.51           15.21            6/28/06
Class A Shares at POP(3),(4)        10.76            9.55            6/28/06

Class C Shares at NAV(2)            16.61           14.36            6/28/06
Class C Shares with CDSC(4)         16.61           14.36            6/28/06

S&P 500(R) Index                    15.13           17.54            6/28/06

Russell 2000(R) Value Index          6.64           11.57            6/28/06

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


--------------------------------------------------------------------------------
 GROWTH OF $10,000                                          PERIODS ENDING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 6/28/06 (inception of the Fund) in Class I, Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Class I shares are sold without a sales charge. Performance assumes dividends and capital gain distributions are reinvested.

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

          Phoenix        Phoenix        Phoenix
          Quality        Quality        Quality        Russell
          Small-Cap      Small-Cap      Small-Cap      2000(R)
          Fund           Fund           Fund           Value        S&P 500(R)
          Class A        Class C        Class I        Index        Index
          ---------      ---------      ---------      -------      ----------
6/28/06   $ 9,425         $10,000        $10,000       $10,000       $10,000
   8/06     9,472          10,040         10,060        10,666        10,502
   8/07    11,131          11,708         11,845        11,374        12,091



For information regarding the indexes, see the glossary on page 2.

Phoenix Quality Small-Cap Fund


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS                                                     8/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

           [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

               Financials                                  28%
               Industrials                                 20
               Consumer Discretionary                      13
               Energy                                      10
               Health Care                                  9
               Consumer Staples                             7
               Information Technology                       6
               Other (includes short-term investments)      7


                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2007

                                                     SHARES          VALUE
                                                     ------       -----------
DOMESTIC COMMON STOCKS--92.5%

APPAREL, ACCESSORIES & LUXURY GOODS--3.5%
Cherokee, Inc. ..............................        19,000       $   722,000

ASSET MANAGEMENT & CUSTODY BANKS--9.4%
Ares Capital Corp. ..........................        58,700           963,854
MCG Capital Corp. ...........................        66,800           969,936
                                                                  -----------
                                                                    1,933,790
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--4.5%
Syntel, Inc. ................................        26,700           923,019

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.5%
McGrath RentCorp ............................        29,150           933,675

ENVIRONMENTAL & FACILITIES SERVICES--1.3%
ABM Industries, Inc. ........................        11,300           264,194

HEALTH CARE DISTRIBUTORS--3.6%
Owens & Minor, Inc. .........................        18,400           734,160

HEALTH CARE EQUIPMENT--1.7%
Young Innovations, Inc. .....................        12,800           351,104

HEALTH CARE SERVICES--3.4%
Landauer, Inc. ..............................        13,700           694,453

HOME FURNISHINGS--4.3%
Tempur-Pedic International, Inc. ............        30,900           893,010

HOUSEHOLD PRODUCTS--3.1%
WD-40 Co. ...................................        18,600           646,722


                                                     SHARES          VALUE
                                                     ------       -----------
INDUSTRIAL MACHINERY--9.4%
CLARCOR, Inc. ...............................        23,500       $   909,920
Lincoln Electric Holdings, Inc. .............        14,100         1,014,354
                                                                  -----------
                                                                    1,924,274
                                                                  -----------
INSURANCE BROKERS--4.6%
National Financial Partners Corp. ...........        19,400           948,466

INTERNET SOFTWARE & SERVICES--1.8%
Computer Services, Inc. .....................         9,300           367,350

OIL & GAS REFINING & MARKETING--4.8%
World Fuel Services Corp. ...................        25,600           986,880

OIL & GAS STORAGE & TRANSPORTATION--4.7%
Crosstex Energy, Inc. .......................        29,300           962,212

PERSONAL PRODUCTS--3.5%
Chattem, Inc.(b) ............................        11,700           722,007

REGIONAL BANKS--4.5%
Cathay General Bancorp ......................        28,300           920,033

SPECIALIZED CONSUMER SERVICES--4.5%
Matthews International Corp. Class A ........        21,200           914,568

SPECIALIZED FINANCE--2.2%
Financial Federal Corp. .....................        15,100           460,701

SPECIALIZED REITS--4.1%
Entertainment Properties Trust ..............        17,500           837,200

SPECIALTY CHEMICALS--2.4%
Balchem Corp. ...............................        23,600           484,744



                       See Notes to Financial Statements
6

Phoenix Quality Small-Cap Fund

                                                     SHARES          VALUE
                                                     ------       -----------

THRIFTS & MORTGAGE FINANCE--2.4%
Corus Bankshares, Inc. ......................        37,100       $   495,656

TRUCKING--4.3%
Landstar System, Inc. .......................        20,600           886,006
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $18,803,994)                                      19,006,224
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.1%

iShares Russell 2000 Value Index Fund                 5,650           433,242
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $465,437)                                            433,242
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.6%
(IDENTIFIED COST $19,269,431)                                      19,439,466
-----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)
                                                   ---------
SHORT-TERM INVESTMENTS--2.5%

REPURCHASE AGREEMENTS--2.5%
State Street Bank and Trust Co.
repurchase agreement 1.40% dated 8/31/07,
due 9/4/07 repurchase price $513,080,
collateralized by U.S. Treasury Note 4.25%,
8/15/15 market value $527,295. ....................  $513         $   513,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $513,000)                                            513,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.1%
(IDENTIFIED COST $19,782,431)                                      19,952,466(a)

Other assets and liabilities, net--2.9%                               599,001
                                                                  -----------
NET ASSETS--100.0%                                                $20,551,467
                                                                  ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,031,639 and gross depreciation of $861,683 for federal income tax purposes. At August 31, 2007, the aggregate cost of securities for federal income tax purposes was $19,782,510.

(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix Quality Small-Cap Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2007

ASSETS

Investment securities at value (Identified cost $19,782,431)      $19,952,466
Cash                                                                      239
Receivables
     Fund shares sold                                                 577,365
     Dividends and interest                                            48,074
     Prepaid expenses                                                  16,413
Other assets                                                               58
                                                                  -----------
        Total assets                                               20,594,615
                                                                  -----------
LIABILITIES

Payables
     Professional fee                                                  33,280
     Distribution and service fees                                      2,711
     Investment advisory fee                                            1,482
     Administration fee                                                 1,141
     Transfer agent fee                                                 1,043
     Trustees' fee                                                         98
     Trustee deferred compensation plan                                    58
     Other accrued expenses                                             3,335
                                                                  -----------
        Total liabilities                                              43,148
                                                                  -----------
NET ASSETS                                                        $20,551,467
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $20,154,630
Undistributed net investment income                                   131,653
Accumulated net realized gain                                          95,149
Net unrealized appreciation                                           170,035
                                                                  -----------
NET ASSETS                                                        $20,551,467
                                                                  ===========
CLASS I
Net asset value (net assets/shares outstanding)
     and offering and redemption price per share                       $11.76
Shares of beneficial interest outstanding, no
     par value, unlimited authorization                               909,092
Net Assets                                                        $10,691,018

CLASS A
Net asset value per share (net assets/shares outstanding)              $11.74
Maximum offering price per share $11.74/(1-5.75%)                      $12.46
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                          724,596
Net Assets                                                        $ 8,506,402

CLASS C
Net asset value (net assets/shares outstanding) and
     offering price per share                                          $11.68
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                          115,911
Net Assets                                                        $ 1,354,047


                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2007

INVESTMENT INCOME
Dividends                                                            $229,845
Interest                                                               11,509
                                                                     --------
        Total investment income                                       241,354
                                                                     --------
EXPENSES
Investment advisory fee                                                68,863
Service fees, Class A                                                   5,803
Distribution and service fees, Class C                                  4,923
Administration fee                                                      6,198
Registration                                                           57,744
Professional                                                           31,363
Transfer agent                                                          6,271
Custodian                                                               4,745
Printing                                                                3,400
Trustees                                                                  609
Miscellaneous                                                           1,597
                                                                     --------
        Total expenses                                                191,516
Less expenses reimbursed by investment adviser                        (91,883)
Custodian fees paid indirectly                                           (543)
                                                                     --------
        Net expenses                                                   99,090
                                                                     --------
NET INVESTMENT INCOME (LOSS)                                          142,264
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               101,796
Net change in unrealized appreciation (depreciation) on investments   160,351
                                                                     --------
NET GAIN (LOSS) ON INVESTMENTS                                        262,147
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $404,411
                                                                     ========


                       See Notes to Financial Statements
8

Phoenix Quality Small-Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 From Inception
                                                 Year Ended     June 28, 2006 to
                                               August 31, 2007   August 31, 2006
                                               ---------------  ----------------
FROM OPERATIONS
     Net investment income (loss)                 $   142,264      $    4,248
     Net realized gain (loss)                         101,796          (1,016)
     Net change in unrealized appreciation
        (depreciation)                                160,351           9,684
                                                  -----------      ----------
     INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                     404,411          12,916
                                                  -----------      ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class I                   (13,706)             --
     Net investment income, Class A                    (1,052)             --
     Net investment income, Class C                      (101)             --
     Net realized short-term gains, Class I            (4,797)             --
     Net realized short-term gains, Class A              (480)             --
     Net realized short-term gains, Class C              (354)             --
                                                  -----------      ----------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS
        TO SHAREHOLDERS                               (20,490)             --
                                                  -----------      ----------
FROM SHARE TRANSACTIONS

CLASS I
     Proceeds from shares sold (854,876 and
        106,382 shares, respectively)               9,902,993       1,057,881
     Net asset value of shares issued from
        reinvestment of distributions
        (1,446 and 0 shares, respectively)             16,217              --
     Cost of shares repurchased (53,612 and
        0 shares, respectively)                      (620,640)             --
                                                  -----------      ----------
Total                                               9,298,570       1,057,881
                                                  -----------      ----------
CLASS A
     Proceeds from shares sold (730,339 and 10,000
        shares, respectively)                       8,552,859         100,000
     Net asset value of shares issued from
        reinvestment of distributions (99 and
        0 shares, respectively)                         1,116              --
     Cost of shares repurchased (15,842 and
        0 shares, respectively)                      (184,609)             --
                                                  -----------      ----------
Total                                               8,369,366         100,000
                                                  -----------      ----------
CLASS C
     Proceeds from shares sold (104,840 and
        13,780 shares, respectively)                1,222,708         138,000
     Net asset value of shares issued from
        reinvestment of distributions (36 and
        0 shares, respectively)                           402              --
     Cost of shares repurchased (2,745 and
        0 shares, respectively)                       (32,297)             --
                                                  -----------      ----------
Total                                               1,190,813         138,000
                                                  -----------      ----------
     INCREASE (DECREASE) IN NET ASSETS FROM
        SHARE TRANSACTIONS                         18,858,749       1,295,881
                                                  -----------      ----------
     NET INCREASE (DECREASE) IN NET ASSETS         19,242,670       1,308,797

NET ASSETS
     Beginning of period                            1,308,797              --
                                                  -----------      ----------
     END OF PERIOD (INCLUDING UNDISTRIBUTED
        NET INVESTMENT INCOME OF $131,653 AND
        $4,248, RESPECTIVELY)                     $20,551,467      $1,308,797
                                                  ===========      ==========


                       See Notes to Financial Statements

Phoenix Quality Small-Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         Class I
                                         ---------------------------------------
                                                               FROM INCEPTION
                                             YEAR ENDED        JUNE 28, 2006
                                          AUGUST 31, 2007    TO AUGUST 31, 2006
                                         -----------------   ------------------
Net asset value, beginning of period           $10.06              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               0.21                0.07
   Net realized and unrealized gain (loss)       1.57               (0.01)
                                               ------              ------
      TOTAL FROM INVESTMENT OPERATIONS           1.78                0.06
                                               ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.06)                 --
   Distributions from net realized gains        (0.02)                 --
                                               ------              ------
      TOTAL DISTRIBUTIONS                       (0.08)                 --
                                               ------              ------
Change in net asset value                        1.70                0.06
                                               ------              ------
NET ASSET VALUE, END OF PERIOD                 $11.76              $10.06
                                               ======              ======
Total return                                    17.74%               0.60%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $10,691              $1,070

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.15%               1.15%(3)
   Gross operating expenses                      2.54%              21.32%(3)
   Net investment income (loss)                  1.82%               3.85%(3)
Portfolio turnover                                 17%                  7%(4)


                                                         Class A
                                         ---------------------------------------
                                                               FROM INCEPTION
                                             YEAR ENDED        JUNE 28, 2006
                                          AUGUST 31, 2007    TO AUGUST 31, 2006
                                         -----------------   ------------------
Net asset value, beginning of period           $10.05              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               0.25                0.03
   Net realized and unrealized gain (loss)       1.51                0.02
                                               ------              ------
      TOTAL FROM INVESTMENT OPERATIONS           1.76                0.05
                                               ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.05)                 --
   Distributions from net realized gains        (0.02)                 --
                                               ------              ------
      TOTAL DISTRIBUTIONS                       (0.07)                 --
                                               ------              ------
Change in net asset value                        1.69                0.05
                                               ------              ------
NET ASSET VALUE, END OF PERIOD                 $11.74              $10.05
                                               ======              ======
Total return(2)                                 17.51%               0.50%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $8,506                $101

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.40%               1.40%(3)
   Gross operating expenses                      2.19%              26.39%(3)
   Net investment income (loss)                  2.14%               1.82%(3)
Portfolio turnover                                 17%                  7%(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements
10

Phoenix Quality Small-Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         Class C
                                         ---------------------------------------
                                                               FROM INCEPTION
                                             YEAR ENDED        JUNE 28, 2006
                                          AUGUST 31, 2007    TO AUGUST 31, 2006
                                         -----------------   ------------------
Net asset value, beginning of period           $10.04              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               0.10                0.02
   Net realized and unrealized gain (loss)       1.57                0.02
                                               ------              ------
      TOTAL FROM INVESTMENT OPERATIONS           1.67                0.04
                                               ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.01)                 --
   Distributions from net realized gains        (0.02)                 --
                                               ------              ------
      TOTAL DISTRIBUTIONS                       (0.03)                 --
                                               ------              ------
Change in net asset value                        1.64                0.04
                                               ------              ------
NET ASSET VALUE, END OF PERIOD                 $11.68              $10.04
                                               ======              ======
Total return(2)                                 16.61%               0.40%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $1,354                $138

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        2.16%               2.15%(3)
   Gross operating expenses                      3.45%              25.96%(3)
   Net investment income (loss)                  0.89%               1.38%(3)
Portfolio turnover                                 17%                  7%(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements

PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, SANDI GLEASON, CFA AND ROBERT SCHWARZKOPF, CFA

For the Fund's fiscal year ended August 31, 2007,

    o   Class I shares returned 5.92%;

    o   Class A shares returned 5.62%;

    o   Class C shares returned 4.81%;

    o   the S&P 500(R) Index, a broad-based equity index, returned 15.13%;

    o the Russell 2000(R) Growth Index, the Fund's style-specific index, returned 16.36%.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

    o Strong economic growth accompanied by accommodative credit markets set the stage for a steadily advancing stock market for most of the past year. However, at the beginning of July economic and credit risks emerged in the form of home price declines and sub-prime mortgage delinquencies. As these risks translated into reduced consumer spending and price declines in mortgage-backed securities, the earnings outlook for corporate America clouded and credit became more expensive overall.

    o Stock prices subsequently experienced a modest pullback as investors weighed potential consumer weakness against a strong industrial economy and recalculated stock prices based on moderated expectations for earnings growth and a higher cost of capital.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

    o Lower quality stocks led the market early in the reporting period buoyed by accommodative credit markets. This represented a headwind to our high-quality investment methodology. The Fund trailed the Russell 2000(R) Growth benchmark over this period.

    o As the economic and credit risks discussed above emerged, the more durable income structures and less credit dependent nature of high-quality companies allowed the Fund to gain ground in relative performance. However, this outperformance was not enough to close the gap from the previous period when low-quality stocks led the market.

    o At the close of the reporting period, the Fund remained well diversified with no major stake in any sector. The Fund remains invested in demonstrably higher quality businesses than the Russell 2000(R) Growth benchmark, with earnings growing faster and more dependably than the benchmark, and purchased at discount values to the benchmark. We believe the Fund's quality, growth, and value metrics will allow us to produce strong investment returns with less risk.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

                                                                  SEPTEMBER 2007


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED. SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.

INVESTING IN FUNDS THAT HOLD A LIMITED NUMBER OF SECURITIES INVOLVES RISK THAT THEY WILL BE IMPACTED BY EACH SECURITY'S PERFORMANCE MORE THAN FUNDS WITH A LARGER NUMBER OF HOLDINGS.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Small-Cap Sustainable Growth Fund

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS(1)                          PERIOD ENDING 8/31/07
--------------------------------------------------------------------------------

                                                  INCEPTION         INCEPTION
                                   1 YEAR         TO 8/31/07           DATE
                                 ----------      ------------      -----------
Class I Shares at NAV               5.92%            3.14%           6/28/06

Class A Shares at NAV(2)            5.62             2.89            6/28/06
Class A Shares at POP(3)           (0.46)           (2.17)           6/28/06

Class C Shares at NAV(2)            4.81             2.12            6/28/06
Class C Shares with CDSC(4)         4.81             2.12            6/28/06

S&P 500(R) Index                   15.13            17.54            6/28/06

Russell 2000(R) Growth Index       16.36            16.75            6/28/06


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
 GROWTH OF $10,000                                       PERIODS ENDING 8/31/07
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 6/28/06 (inception of the Fund) in Class I, Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Class I shares are sold without a sales charge. Performance assumes dividends and capital gain distributions are reinvested.

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

          Phoenix       Phoenix       Phoenix
          Small-Cap     Small-Cap     Small-Cap
          Sustainable   Sustainable   Sustainable   Russell
          Fund          Fund          Fund          2000(R)        S&P 500(R)
          Class I       Class A       Class C       Growth Index   Index
          -----------   -----------   -----------   ------------   ----------
6/28/06   $10,000       $9,425        $10,000       $10,000        $10,000
8/31/06     9,790        9,227          9,780        10,310         10,502
8/31/07    10,370        9,745         10,250        11,997         12,091



For information regarding the indexes, see the glossary on page 2.

Phoenix Small-Cap Sustainable Growth Fund


As a percentage of total investments

--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS                                                     8/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

           [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

               Information Technology                     33%
               Consumer Discretionary                     20
               Health Care                                13
               Industrials                                13
               Energy                                     10
               Financials                                  8
               Other (includes short-term investments)     3


                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2007

                                                     SHARES          VALUE
                                                     ------       -----------
DOMESTIC COMMON STOCKS--94.6%

AEROSPACE & DEFENSE--1.8%
HEICO Corp. Class A .........................         8,300       $   303,282

AIR FREIGHT & LOGISTICS--3.6%
Pacer International, Inc. ...................        27,350           591,307

APPLICATION SOFTWARE--2.9%
FactSet Research Systems, Inc. ..............         7,900           473,447

CASINOS & GAMING--2.6%
Shuffle Master, Inc.(b) .....................        29,100           431,553

CONSUMER FINANCE--5.2%
World Acceptance Corp.(b) ...................        27,900           865,179

EDUCATION SERVICES--8.7%
Bright Horizons Family Solutions, Inc.(b) ...        18,950           751,746
Strayer Education, Inc. .....................         4,400           702,152
                                                                  -----------
                                                                    1,453,898
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--3.0%
Franklin Electric Co., Inc. .................        12,000           495,360

ELECTRONIC EQUIPMENT MANUFACTURERS--10.4%
Daktronics, Inc. ............................        29,700           816,750
Measurement Specialties, Inc.(b) ............        37,700           909,701
                                                                  -----------
                                                                    1,726,451
                                                                  -----------
HEALTH CARE EQUIPMENT--7.8%
ABAXIS, Inc.(b) .............................        41,700           810,648
Thermage, Inc.(b) ...........................        63,000           488,880
                                                                  -----------
                                                                    1,299,528
                                                                  -----------


                                                     SHARES          VALUE
                                                     ------       -----------
HOMEFURNISHING RETAIL--5.0%
Aaron Rents, Inc. ...........................        32,150       $   822,719

IT CONSULTING & OTHER SERVICES--4.8%
SI International, Inc.(b) ...................        25,750           793,615

LIFE SCIENCES TOOLS & SERVICES--2.7%
Techne Corp.(b) .............................         7,200           453,672

OIL & GAS EQUIPMENT & SERVICES--9.4%
CARBO Ceramics, Inc. ........................        17,100           800,280
Tesco Corp.(b) ..............................        28,000           765,800
                                                                  -----------
                                                                    1,566,080
                                                                  -----------
PHARMACEUTICALS--5.1%
KV Pharmaceutical Co. Class A(b) ............        30,900           844,497

RESTAURANTS--3.3%
Cheesecake Factory, Inc. (The)(b) ...........        21,700           540,981

SEMICONDUCTOR EQUIPMENT--4.9%
Cabot Microelectronics Corp.(b) .............        19,700           821,884

SEMICONDUCTORS--4.8%
Power Integrations, Inc.(b) .................        28,700           803,313

TECHNOLOGY DISTRIBUTORS--4.3%
ScanSource, Inc.(b) .........................        26,050           721,585

TRADING COMPANIES & DISTRIBUTORS--4.3%
NuCo2, Inc.(b) ..............................        27,250           716,403
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $15,388,320)                                      15,724,754
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.6%
(IDENTIFIED COST $15,388,320)                                      15,724,754
-----------------------------------------------------------------------------


                       See Notes to Financial Statements
14

Phoenix Small-Cap Sustainable Growth Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                     ------       -----------
SHORT-TERM INVESTMENTS--2.7%

REPURCHASE AGREEMENTS--2.7%
State Street Bank and Trust Co.
repurchase agreement 1.40%
dated 8/31/07, due 9/4/07
repurchase price $444,069,
collateralized by U.S.
Treasury Note 4.25%, 8/15/15
market value $453,375 .......................        $  444       $   444,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $444,000)                                            444,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--97.2%
(IDENTIFIED COST $15,832,320)                                      16,168,754(a)
Other assets and liabilities, net--2.8%                               458,195
                                                                  -----------
NET ASSETS--100.0%                                                $16,626,949
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,105,150 and gross depreciation of $769,148 for federal income tax purposes. At August 31, 2007, the aggregate cost of securities for federal income tax purposes was $15,832,752.

(b) Non-income producing.


                       See Notes to Financial Statements

Phoenix Small-Cap Sustainable Growth Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2007

ASSETS
Investment securities at value
  (Identified cost $15,832,320)                                   $16,168,754
Cash                                                                      494
Receivables
  Investment securities sold                                          466,447
  Fund shares sold                                                     31,994
  Dividends and interest                                                2,822
Prepaid expenses                                                       16,403
Other assets                                                               58
                                                                  -----------
     Total assets                                                  16,686,972
                                                                  -----------
LIABILITIES
Payables
  Fund shares repurchased                                              18,775
  Professional fee                                                     33,282
  Distribution and service fees                                         2,318
  Transfer agent fee                                                    1,228
  Administration fee                                                    1,130
  Investment advisory fee                                                  87
  Trustees' fee                                                            65
  Trustee deferred compensation plan                                       58
  Other accrued expenses                                                3,080
                                                                  -----------
     Total liabilities                                                 60,023
                                                                  -----------
NET ASSETS                                                        $16,626,949
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $16,376,770
Accumulated net realized loss                                         (86,255)
Net unrealized appreciation                                           336,434
                                                                  -----------
NET ASSETS                                                        $16,626,949
                                                                  ===========
CLASS I
Net asset value (net assets/shares outstanding)
  and offering and redemption price per share                          $10.37
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                             601,034
Net Assets                                                        $ 6,231,111

CLASS A
Net asset value per share (net assets/shares outstanding)              $10.34
Maximum offering price per share $10.34/(1-5.75%)                      $10.97
Shares of beneficial interest outstanding, no par
  value, unlimited authorization                                      988,786

Net Assets                                                        $10,221,893

CLASS C
Net asset value (net assets/shares outstanding) and
  offering price per share                                             $10.25
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                              16,972
Net Assets                                                        $   173,945



                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2007

INVESTMENT INCOME
Dividends                                                            $ 22,337
Interest                                                                6,482
                                                                     --------
     Total investment income                                           28,819
                                                                     --------
EXPENSES
Investment advisory fee                                                63,194
Service fees, Class A                                                   8,622
Distribution and service fees, Class C                                  1,411
Administration fee                                                      5,840
Registration                                                           57,740
Professional                                                           30,054
Transfer agent                                                          6,793
Custodian                                                               3,689
Printing                                                                2,926
Trustees                                                                  575
Miscellaneous                                                           1,573
                                                                     --------
     Total expenses                                                   182,417
Less expenses reimbursed by investment adviser                        (90,366)
Custodian fees paid indirectly                                           (965)
                                                                     --------
     Net expenses                                                      91,086
                                                                     --------
NET INVESTMENT INCOME (LOSS)                                          (62,267)
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               (83,735)
Net change in unrealized appreciation (depreciation)
  on investments                                                      326,093
                                                                     --------
NET GAIN (LOSS) ON INVESTMENTS                                        242,358
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $180,091
                                                                     ========

                        See Notes to Financial Statements
16

Phoenix Small-Cap Sustainable Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 From Inception
                                                 Year Ended     June 28, 2006 to
                                               August 31, 2007   August 31, 2006
                                               ---------------  ----------------
FROM OPERATIONS
     Net investment income (loss)                 $   (62,267)     $     (934)
     Net realized gain (loss)                         (83,735)         (2,520)
     Net change in unrealized appreciation
        (depreciation)                                326,093          10,341
                                                  -----------      ----------
     INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                     180,091           6,887
                                                  -----------      ----------
FROM SHARE TRANSACTIONS
CLASS I
     Proceeds from shares sold (544,204 and
        91,748 shares, respectively)                5,577,886         886,900
     Cost of shares repurchased (34,916 and
        2 shares, respectively)                      (362,070)            (19)
                                                  -----------      ----------
Total                                               5,215,816         886,881
                                                  -----------      ----------
CLASS A
     Proceeds from shares sold (1,023,106 and
        10,227 shares, respectively)               10,526,646         102,135
     Cost of shares repurchased (44,547 and
        0 shares, respectively)                      (462,781)             --
                                                  -----------      ----------
Total                                              10,063,865         102,135
                                                  -----------      ----------
CLASS C
     Proceeds from shares sold (6,979 and
        10,000 shares, respectively)                   71,344         100,000
     Cost of shares repurchased (7 and
        0 shares, respectively)                           (70)             --
                                                  -----------      ----------
Total                                                  71,274         100,000
                                                  -----------      ----------
     INCREASE (DECREASE) IN NET ASSETS FROM
        SHARE TRANSACTIONS                         15,350,955       1,089,016
                                                  -----------      ----------
     NET INCREASE (DECREASE) IN NET ASSETS         15,531,046       1,095,903

NET ASSETS
     Beginning of period                            1,095,903              --
                                                  -----------      ----------
     END OF PERIOD (INCLUDING UNDISTRIBUTED
        NET INVESTMENT INCOME OF $0 AND
        $0, RESPECTIVELY)                         $16,626,949      $1,095,903
                                                  ===========      ==========


                       See Notes to Financial Statements

Phoenix Small-Cap Sustainable Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                    CLASS I
                                      ----------------------------------------
                                                             FROM INCEPTION
                                          YEAR ENDED         JUNE 28, 2006
                                        AUGUST 31, 2007    TO AUGUST 31, 2006
                                      -----------------    -------------------
Net asset value, beginning of period        $ 9.79              $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)            (0.08)              (0.01)
  Net realized and unrealized gain (loss)     0.66               (0.20)
                                            ------              ------
     TOTAL FROM INVESTMENT OPERATIONS         0.58               (0.21)
                                            ------              ------
Change in net asset value                     0.58               (0.21)
                                            ------              ------
NET ASSET VALUE, END OF PERIOD              $10.37              $ 9.79
                                            ======              ======
Total return                                  5.92 %             (2.10)%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)     $6,231                $898

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      1.16 %              1.15 %(3)
  Gross operating expenses                    2.94 %             23.99 %(3)
  Net investment income (loss)               (0.77)%             (0.61)%(3)
Portfolio turnover                              26 %                 4 %(4)



                                                    CLASS A
                                      ----------------------------------------
                                                             FROM INCEPTION
                                          YEAR ENDED         JUNE 28, 2006
                                        AUGUST 31, 2007    TO AUGUST 31, 2006
                                      -----------------    -------------------
Net asset value, beginning of period        $ 9.79              $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)            (0.10)              (0.01)
  Net realized and unrealized gain (loss)     0.65               (0.20)
                                            ------              ------
     TOTAL FROM INVESTMENT OPERATIONS         0.55               (0.21)
                                            ------              ------
Change in net asset value                     0.55               (0.21)
                                            ------              ------
NET ASSET VALUE, END OF PERIOD              $10.34              $ 9.79
                                            ======              ======
Total return(2)                               5.62 %            (2.10)%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $10,222                $100

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      1.40 %              1.40 %(3)
  Gross operating expenses                    2.16 %             28.32 %(3)
  Net investment income (loss)               (0.96)%             (0.87)%(3)
Portfolio turnover                              26 %                 4 %(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements
18

Phoenix Small-Cap Sustainable Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                    CLASS C
                                      ----------------------------------------
                                                             FROM INCEPTION
                                          YEAR ENDED         JUNE 28, 2006
                                        AUGUST 31, 2007    TO AUGUST 31, 2006
                                      -----------------    -------------------
Net asset value, beginning of period        $ 9.77              $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)            (0.18)              (0.03)
  Net realized and unrealized gain (loss)     0.66               (0.20)
                                            ------              ------
     TOTAL FROM INVESTMENT OPERATIONS         0.48               (0.23)
                                            ------              ------
Change in net asset value                     0.48               (0.23)
                                            ------              ------
NET ASSET VALUE, END OF PERIOD              $10.25             $  9.77
                                            ======              ======
Total return(2)                               4.81 %             (2.20)%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)       $174                 $98

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      2.15 %              2.15 %(3)
  Gross operating expenses                    4.31 %             29.09 %(3)
  Net investment income (loss)               (1.78)%             (1.61)%(3)
Portfolio turnover                              26 %               4 %(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements

PHOENIX SMALL-CAP VALUE FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, CARLTON NEEL AND DAVID
DICKERSON

For the Fund's fiscal year ended August 31, 2007,

    o   Class A shares returned 0.97%;

    o   Class B shares returned 0.26%;

    o   Class C shares returned 0.26%;

    o   the S&P 500(R) Index, a broad-based equity index, returned 15.13%;

    o the Russell 2000(R) Value Index, the Fund's style-specific benchmark, returned 6.64%.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

    o   Overall, stocks performed well over the course of the year.

    o Equity investors in the U.S., however, experienced dramatic losses in the mid-summer of 2007, on concerns over the magnitude of the effects that the sub-prime mortgage losses were having on the housing market.

        Generally, larger capitalization equities outperformed their small-cap counterparts.

        Growth stocks outperformed value issues.

    o In response to liquidity concerns in bank lending and commercial paper, the Federal Reserve (Fed) cut the discount rate by 50 basis points in August, causing speculation that the federal funds rate would be cut at the Fed's September 18 meeting.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

    o Hampering the Fund's performance for the 12-month period ended August 31 were:

        its focus on value-oriented stocks; and

        its quantitative model process, as stock selection suffered during the U.S. equity market's summer sell-off.

    o   Contributing to the Fund's progress during the fiscal year were:

        sector selection, as the Fund was overweight the energy, materials and technology sectors--all of which outperformed the Russell 2000(R) Value Index; and

        the Fund's relatively low exposure to the financials sector, as those securities declined during the year.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

                                                                  SEPTEMBER 2007



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.

CONVERTIBLE SECURITIES MAY BE SUBJECT TO REDEMPTION AT THE OPTION OF THE ISSUER. IF A SECURITY IS CALLED FOR REDEMPTION, THE FUND MAY HAVE TO REDEEM THE SECURITY, CONVERT IT INTO COMMON STOCK OR SELL IT TO A THIRD PARTY AT A PRICE AND TIME THAT IS NOT BENEFICIAL FOR THE FUND.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Small-Cap Value Fund


--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS(1)                          PERIOD ENDING 8/31/07
--------------------------------------------------------------------------------

                                                      INCEPTION      INCEPTION
                               1 YEAR     5 YEARS     TO 8/31/07        DATE
                              --------   ---------   ------------   -----------
Class A Shares at NAV(2)        0.97%      12.85%       10.52%       11/20/97
Class A Shares at POP(3)       (4.83)      11.52         9.85        11/20/97

Class B Shares at NAV(2)        0.26       12.03         9.71        11/20/97
Class B Shares with CDSC(4)    (3.07)      12.03         9.71        11/20/97

Class C Shares at NAV(2)        0.26       12.03         9.71        11/20/97
Class C Shares with CDSC(4)     0.26       12.03         9.71        11/20/97

S&P 500(R) Index               15.13       12.00         6.17        11/20/97

Russell 2000(R) Value Index     6.64       16.85        10.41        11/20/97


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


--------------------------------------------------------------------------------
 GROWTH OF $10,000                                           PERIOD ENDING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/20/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

              Phoenix      Phoenix      Phoenix
              Small-Cap    Small-Cap    Small-Cap    Russell       S&P
              Value Fund   Value Fund   Value Fund   2000(R)       500(R)
              Class A      Class B      Class C      Value Index   Index
              ----------   ----------   ----------   -----------   -------
11/20/97       $ 9,425      $10,000      $10,000       $10,000     $10,000
 8/31/98         7,668        8,093        8,091         8,370      10,097
 8/31/99        10,805       11,320       11,316         9,549      14,124
 8/31/00        17,952       18,674       18,669        10,856      16,438
 8/31/01        15,395       15,894       15,889        12,815      12,429
 8/30/02        13,698       14,031       14,027        12,097      10,192
 8/29/03        16,268       16,540       16,535        14,962      11,424
 8/31/04        18,280       18,454       18,449        17,878      12,732
 8/31/05        23,578       23,614       23,607        21,921      14,329
 8/31/06        24,833       24,693       24,686        24,709      15,602
 8/31/07        25,075       24,757       24,749        26,350      17,964

For information regarding the indexes, see the glossary on page 2.
                                                                              21

Phoenix Small-Cap Value Fund

--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS                                                      8/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

           [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

               Industrials                                18%
               Information Technology                     17
               Energy                                     11
               Financials                                  7
               Materials                                   7
               Health Care                                 5
               Consumer Discretionary                      4
               Other (includes short-term investments)    31


                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2007

                                                    SHARES          VALUE
                                                   --------      ------------
DOMESTIC COMMON STOCKS--93.9%

AEROSPACE & DEFENSE--5.7%
Ceradyne, Inc.(b)(e) ........................         2,800      $    202,384
Cubic Corp.(e) ..............................        40,000         1,581,200
Ducommun, Inc.(b) ...........................        40,000         1,154,800
DynCorp International, Inc.(b)(e) ...........        44,600           960,684
Esterline Technologies Corp.(b) .............        51,100         2,580,039
Stanley, Inc.(b) ............................        10,600           229,596
Teledyne Technologies, Inc.(b) ..............        39,600         1,976,436
Triumph Group, Inc.(e) ......................        14,000         1,024,940
                                                                 ------------
                                                                    9,710,079
                                                                 ------------
AIR FREIGHT & LOGISTICS--0.3%
Atlas Air Worldwide Holdings, Inc.(b)(e) ....         9,300           471,882

AIRLINES--1.9%
AirTran Holdings, Inc.(b)(e) ................       194,000         2,038,940
ExpressJet Holdings, Inc.(b)(e) .............        42,724           186,277
Republic Airways Holdings, Inc.(b) ..........        54,000         1,028,160
                                                                 ------------
                                                                    3,253,377
                                                                 ------------
AIRPORT SERVICES--0.2%
Macquarie Infrastructure Co. LLC(e) .........         6,800           275,060

ALTERNATIVE CARRIERS--0.0%
Premiere Global Services, Inc.(b) ...........         6,300            82,404

ALUMINUM--1.1%
Century Aluminum Co.(b)(e) ..................        37,800         1,859,004

APPAREL RETAIL--0.4%
Collective Brands, Inc.(b) ..................        29,100           687,633


                                                    SHARES          VALUE
                                                   --------      ------------
APPLICATION SOFTWARE--0.1%
NetScout Systems, Inc.(b) ...................        22,200      $    206,460

AUTO PARTS & EQUIPMENT--0.4%
Modine Manufacturing Co.(e) .................        21,000           589,050
Stoneridge, Inc.(b) .........................         3,800            39,672
                                                                 ------------
                                                                      628,722
                                                                 ------------
AUTOMOTIVE RETAIL--0.2%
CSK Auto Corp.(b)(e) ........................        22,062           291,660

BUILDING PRODUCTS--0.1%
Apogee Enterprises, Inc. ....................         5,000           125,850

CASINOS & GAMING--0.1%
Churchill Downs, Inc. .......................         3,200           159,552

COAL & CONSUMABLE FUELS--1.2%
Massey Energy Co. ...........................        53,000         1,099,750
USEC, Inc.(b) ...............................        73,000           977,470
                                                                 ------------
                                                                    2,077,220
                                                                 ------------
COMMERCIAL PRINTING--0.9%
Consolidated Graphics, Inc.(b) ..............        22,500         1,491,300

COMMODITY CHEMICALS--1.2%
Koppers Holdings, Inc. ......................        40,000         1,469,200
Spartech Corp. ..............................        27,000           584,820
                                                                 ------------
                                                                    2,054,020
                                                                 ------------
COMMUNICATIONS EQUIPMENT--6.7%
ADC Telecommunications, Inc.(b) .............       128,000         2,342,400
Arris Group, Inc.(b) ........................       164,000         2,489,520
Comtech Telecommunications Corp.(b)(e) ......        47,900         2,038,624
Dycom Industries, Inc.(b) ...................        60,000         1,771,800


                       See Notes to Financial Statements
22

Phoenix Small-Cap Value Fund


                                                    SHARES          VALUE
                                                   --------      ------------
COMMUNICATIONS EQUIPMENT--CONTINUED
Harris Corp. ................................        45,500       $ 2,767,765
Symmetricom, Inc.(b)(e) .....................        16,000            79,840
                                                                 ------------
                                                                   11,489,949
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--0.3%
Brocade Communications Systems, Inc.(b) .....        83,000           581,000

CONSTRUCTION & ENGINEERING--1.2%
EMCOR Group, Inc.(b) ........................        64,400         2,018,940

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.4%
Cascade Corp.(e) ............................         5,000           368,050
Federal Signal Corp. ........................        45,600           697,680
Miller Industries, Inc.(b) ..................         2,000            36,620
NACCO Industries, Inc. Class A(e) ...........         7,400           876,678
Titan International, Inc. ...................        72,000         2,086,560
                                                                 ------------
                                                                    4,065,588
                                                                 ------------
CONSTRUCTION MATERIALS--0.5%
Headwaters, Inc.(b)(e) ......................        49,000           809,480

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
InfoUSA, Inc. ...............................        13,200           133,848

DIVERSIFIED CHEMICALS--1.6%
Olin Corp. ..................................       125,000         2,680,000

DIVERSIFIED METALS & MINING--0.8%
AMCOL International Corp.(e) ................        41,000         1,320,610

DIVERSIFIED REITs--0.1%
Investors Real Estate Trust .................        17,000           177,650

DRUG RETAIL--1.0%
Longs Drug Stores Corp. .....................        34,000         1,792,820

ELECTRIC UTILITIES--1.1%
Otter Tail Corp.(e) .........................         8,900           324,850
Westar Energy, Inc.(e) ......................        68,100         1,654,149
                                                                 ------------
                                                                    1,978,999
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Smith (A.O.) Corp.(e) .......................        24,600         1,185,720

ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
Measurement Specialties, Inc.(b) ............        25,000           603,250
Technitrol, Inc. ............................        72,000         1,980,000
                                                                 ------------
                                                                    2,583,250
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--2.1%
Plexus Corp.(b) .............................        81,000         1,925,370
TTM Technologies, Inc.(b)(e) ................       126,600         1,478,688
Zygo Corp.(b) ...............................        12,000           154,200
                                                                 ------------
                                                                    3,558,258
                                                                 ------------


                                                    SHARES          VALUE
                                                   --------      ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.2%
CF Industries Holdings, Inc. ................        32,000      $  2,026,560

FOOD DISTRIBUTORS--0.4%
Spartan Stores, Inc.(e) .....................        25,400           646,176

FOOD RETAIL--0.5%
Casey's General Stores, Inc. ................        20,100           570,036
Weis Markets, Inc. ..........................         5,800           249,284
                                                                 ------------
                                                                      819,320
                                                                 ------------
GAS UTILITIES--2.0%
Nicor, Inc.(e) ..............................        21,100           876,916
Piedmont Natural Gas Co.(e) .................        55,000         1,452,000
WGL Holdings, Inc.(e) .......................        33,100         1,088,659
                                                                 ------------
                                                                    3,417,575
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.1%
Owens & Minor, Inc. .........................         2,500            99,750

HEALTH CARE EQUIPMENT--1.0%
CONMED Corp.(b)(e) ..........................         6,800           197,540
Greatbatch, Inc.(b)(e) ......................        21,100           633,000
Invacare Corp.(e) ...........................        17,400           403,158
STERIS Corp. ................................        14,700           412,629
                                                                 ------------
                                                                    1,646,327
                                                                 ------------
HEALTH CARE FACILITIES--1.5%
AmSurg Corp.(b)(e) ..........................        25,000           589,750
Emeritus Corp.(b)(e) ........................        61,479         1,669,155
Medcath Corp.(b) ............................        12,900           378,615
                                                                 ------------
                                                                    2,637,520
                                                                 ------------
HEALTH CARE SERVICES--1.0%
Amedisys, Inc.(b)(e) ........................        16,600           627,148
Apria Healthcare Group, Inc.(b)(e) ..........        19,500           519,285
Res-Care, Inc.(b) ...........................        28,200           601,224
                                                                 ------------
                                                                    1,747,657
                                                                 ------------
HEALTH CARE SUPPLIES--0.2%
Haemonetics Corp.(b) ........................         5,600           277,984

HOME FURNISHINGS--0.2%
Sealy Corp.(e) ..............................        26,100           398,286

HOMEFURNISHING RETAIL--0.4%
Rent-A-Center, Inc.(b)(e) ...................        32,600           626,572

HOTELS, RESORTS & CRUISE LINES--0.2%
Interstate Hotels & Resorts, Inc.(b) ........        88,900           346,710

HOUSEHOLD PRODUCTS--0.2%
WD-40 Co.(e) ................................         9,700           337,269


                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund


                                                    SHARES          VALUE
                                                   --------      ------------
HOUSEWARES & SPECIALTIES--1.0%
CSS Industries, Inc.(e) .....................         8,700      $    334,602
Tupperware Brands Corp. .....................        47,000         1,447,130
                                                                 ------------
                                                                    1,781,732
                                                                 ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.7%
Kelly Services, Inc. Class A(e) .............        20,300           461,216
Kforce, Inc.(b) .............................        30,200           459,644
Spherion Corp.(b) ...........................        34,200           302,328
                                                                 ------------
                                                                    1,223,188
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.4%
Tredegar Corp. ..............................        37,100           648,508

INDUSTRIAL MACHINERY--5.8%
Actuant Corp. Class A(e) ....................        12,000           731,880
Barnes Group, Inc.(e) .......................        44,400         1,396,824
CIRCOR International, Inc.(e) ...............        14,000           592,060
Columbus McKinnon Corp.(b) ..................        78,800         2,140,996
EnPro Industries, Inc.(b)(e) ................        35,800         1,496,082
Gardner Denver, Inc.(b) .....................         5,500           219,505
Kadant, Inc.(b) .............................        36,900         1,051,650
Lydall, Inc.(b) .............................        50,100           524,046
Robbins & Myers, Inc. .......................        32,200         1,744,596
                                                                 ------------
                                                                    9,897,639
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Consolidated Communications Holdings, Inc. ..        11,300           209,954

INTERNET RETAIL--0.7%
FTD Group, Inc.(e) ..........................        70,273         1,248,751

INTERNET SOFTWARE & SERVICES--1.0%
United Online, Inc.(e) ......................        95,000         1,365,150
Vignette Corp.(b) ...........................        14,600           284,846
                                                                 ------------
                                                                    1,649,996
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.0%
Cowen Group, Inc.(b)(e) .....................         4,000            51,120

IT CONSULTING & OTHER SERVICES--0.7%
CIBER, Inc.(b) ..............................        18,800           149,084
SYKES Enterprises, Inc.(b) ..................        60,600           999,294
                                                                 ------------
                                                                    1,148,378
                                                                 ------------
LEISURE PRODUCTS--0.1%
Callaway Golf Co. ...........................         8,700           141,984

LIFE SCIENCES TOOLS & SERVICES--0.2%
Bio-Rad Laboratories, Inc. Class A(b) .......         4,800           404,736

MANAGED HEALTH CARE--0.8%
AMERIGROUP Corp.(b) .........................        41,800         1,323,806


                                                    SHARES          VALUE
                                                   --------      ------------
MARINE--0.6%
Horizon Lines, Inc. Class A(e) ..............        36,000      $  1,015,560

METAL & GLASS CONTAINERS--0.2%
Silgan Holdings, Inc. .......................         8,600           439,374

MORTGAGE REITs--0.1%
BRT Realty Trust(e) .........................         5,000           105,850

MULTI-LINE INSURANCE--0.7%
Horace Mann Educators Corp. .................        59,400         1,148,796

MULTI-UTILITIES--0.1%
CH Energy Group, Inc.(e) ....................         5,000           236,350

OFFICE REITs--1.0%
Lexington Realty Trust ......................        79,400         1,641,992

OFFICE SERVICES & SUPPLIES--0.9%
Brady Corp. Class A .........................        19,400           755,242
Mine Safety Appliances Co.(e) ...............        17,900           857,768
                                                                 ------------
                                                                    1,613,010
                                                                 ------------
OIL & GAS DRILLING--1.2%
Parker Drilling Co.(b)(e) ...................       181,000         1,409,990
Union Drilling, Inc.(b)(e) ..................        44,200           636,480
                                                                 ------------
                                                                    2,046,470
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--6.1%
Allis-Chalmers Energy, Inc.(b)(e) ...........        24,100           480,072
Basic Energy Service, Inc.(b)(e) ............        58,000         1,198,860
Complete Production Services(b)(e) ..........       113,000         2,508,600
Dawson Geophysical Co.(b)(e) ................        19,000         1,289,340
Gulf Island Fabrication, Inc.(e) ............        39,400         1,401,852
Gulfmark Offshore, Inc.(b)(e) ...............        29,000         1,329,650
Hornbeck Offshore Services, Inc.(b)(e) ......        26,000           991,900
Oil States International, Inc.(b)(e) ........        16,000           675,200
T-3 Energy Services Inc(b) ..................        19,400           600,042
                                                                 ------------
                                                                   10,475,516
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--4.4%
Bois d'Arc Energy, Inc.(b)(e) ...............        85,000         1,526,600
Callon Petroleum Co.(b)(e) ..................        21,000           254,730
Chesapeake Energy Corp.(e) ..................        45,000         1,451,700
Comstock Resources, Inc.(b) .................        35,000           963,550
Encore Acquisition Co.(b) ...................        40,000         1,111,600
Mariner Energy, Inc.(b)(e) ..................        49,000         1,027,530
Stone Energy Corp.(b) .......................        12,000           395,400
Swift Energy Co.(b) .........................        22,000           818,840
                                                                 ------------
                                                                    7,549,950
                                                                 ------------
OIL & GAS REFINING & MARKETING--0.7%
Tesoro Corp. ................................        24,000         1,183,920


                       See Notes to Financial Statements
24

Phoenix Small-Cap Value Fund


                                                    SHARES          VALUE
                                                   --------      ------------
PACKAGED FOODS & MEATS--1.1%
Flowers Foods, Inc. .........................        73,000      $  1,506,721
J & J Snack Foods Corp. .....................         2,300            86,365
Lance, Inc. .................................        15,400           383,614
                                                                 ------------
                                                                    1,976,700
                                                                 ------------
PAPER PACKAGING--0.0%
Rock-Tenn Co. Class A .......................         2,700            78,273

PAPER PRODUCTS--0.2%
Buckeye Technologies, Inc.(b) ...............        24,200           376,794

PERSONAL PRODUCTS--1.0%
Arden (Elizabeth), Inc.(b)(e) ...............        68,000         1,672,800

PHARMACEUTICALS--1.8%
Salix Pharmaceuticals Ltd.(b)(e) ............       101,800         1,172,736
Sciele Pharma, Inc.(b)(e) ...................        81,000         1,869,480
                                                                 ------------
                                                                    3,042,216
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--3.9%
Baldwin & Lyons, Inc. Class B ...............         1,500            41,100
CNA Surety Corp.(b) .........................         3,000            53,880
Commerce Group, Inc. (The)(e) ...............        48,600         1,549,368
Harleysville Group, Inc. ....................        26,500           854,890
Meadowbrook Insurance Group, Inc.(b) ........       102,300           903,309
Midland Co. (The)(e) ........................         3,500           191,695
Navigators Group, Inc. (The)(b) .............        24,600         1,333,320
Nymagic, Inc.(e) ............................         9,100           273,546
ProCentury Corp. ............................        14,400           204,192
RLI Corp.(e) ................................         3,400           204,510
SeaBright Insurance Holdings, Inc.(b) .......        39,000           671,970
State Auto Financial Corp.(e) ...............         6,400           191,488
United Fire & Casualty Co.(e) ...............         5,700           216,543
                                                                 ------------
                                                                    6,689,811
                                                                 ------------
PUBLISHING--0.8%
Belo Corp. Class A ..........................        64,000         1,103,360
Voyager Learning Co.(b) .....................        27,000           210,600
                                                                 ------------
                                                                    1,313,960
                                                                 ------------
REGIONAL BANKS--1.0%
FNB Corp.(e) ................................        45,800           777,684
Texas Capital Banshares, Inc.(b)(e) .........        36,000           785,520
Vineyard National Bancorp(e) ................        12,950           237,891
                                                                 ------------
                                                                    1,801,095
                                                                 ------------
RESTAURANTS--0.2%
CEC Entertainment, Inc.(b) ..................         6,700           205,690
Landry's Restaurants, Inc.(e) ...............         5,000           143,350
                                                                 ------------
                                                                      349,040
                                                                 ------------


                                                    SHARES          VALUE
                                                   --------      ------------
SEMICONDUCTOR EQUIPMENT--4.5%
Advanced Energy Industries, Inc.(b) .........        61,600      $    999,768
Cymer, Inc.(b)(e) ...........................        55,000         2,180,200
Mattson Technology, Inc.(b) .................        42,100           443,313
MKS Instruments, Inc.(b) ....................        92,700         2,043,108
Varian Semiconductor Equipment Associates, Inc.(b)   38,100         2,119,503
                                                                 ------------
                                                                    7,785,892
                                                                 ------------
SEMICONDUCTORS--2.7%
Integrated Silicon Solution, Inc.(b) ........        19,000           117,800
Pericom Semiconductor Corp.(b) ..............        21,600           248,832
RF Micro Devices, Inc.(b)(e) ................       318,200         1,893,290
Skyworks Solutions, Inc.(b) .................       281,500         2,221,035
Techwell, Inc.(b)(e) ........................        19,300           197,053
                                                                 ------------
                                                                    4,678,010
                                                                 ------------
SPECIALIZED FINANCE--0.3%
Asta Funding, Inc.(e) .......................        12,100           445,522

SPECIALIZED REITs--0.1%
Hersha Hospitality Trust ....................        13,300           145,369

SPECIALTY CHEMICALS--0.7%
Fuller (H.B.) Co. ...........................        34,500           928,395
Schulman (A.), Inc. .........................         3,000            64,620
Stepan Co.(e) ...............................         4,600           138,092
                                                                 ------------
                                                                    1,131,107
                                                                 ------------
SPECIALTY STORES--0.2%
Books-A-Million, Inc.(e) ....................        23,000           306,360

STEEL--1.8%
Metal Management, Inc. ......................        47,000         2,204,770
NN, Inc. ....................................        33,000           338,910
Quanex Corp.(e) .............................         7,400           320,494
Ryerson, Inc.(e) ............................         6,400           213,376
                                                                 ------------
                                                                    3,077,550
                                                                 ------------
SYSTEMS SOFTWARE--0.8%
Sybase, Inc.(b) .............................        62,400         1,438,320

TECHNOLOGY DISTRIBUTORS--0.6%
Insight Enterprises, Inc.(b) ................        31,400           744,808
PC Connection, Inc.(b)(e) ...................        16,600           213,476
                                                                 ------------
                                                                      958,284
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.1%
Corus Bankshares, Inc.(e) ...................        11,800           157,648

TOBACCO--0.1%
Universal Corp.(e) ..........................         4,500           221,085


                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund


                                                    SHARES          VALUE
                                                   --------      ------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
TAL International Group, Inc.(e) ............        14,000      $    351,120

WATER UTILITIES--0.2%
California Water Service Group ..............        10,100           391,173

WIRELESS TELECOMMUNICATION SERVICES--1.3%
Syniverse Holdings, Inc.(b) .................        58,200           822,366
USA Mobility, Inc.(b)(e) ....................        72,700         1,341,315
                                                                 ------------
                                                                    2,163,681
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $153,268,192)                                    160,516,431
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.3%

PROPERTY & CASUALTY INSURANCE--0.4%
United America Indemnity Ltd. Class A
(United States)(b) ..........................        28,500           616,740

REINSURANCE--0.9%
Arch Capital Group Ltd. (United States)(b) ..        21,200         1,522,796
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,448,887)                                        2,139,536
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.6%

iShares Dow Jones US Regional Banks
Index Fund ..................................        21,000           980,070
                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $996,723) ..................                         980,070
                                                                 ------------
DOMESTIC WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Strike
Price $2.15, Exp. 1/31/08(b)(d) .............         2,429                 0
-----------------------------------------------------------------------------
TOTAL DOMESTIC WARRANTS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $155,713,802)                                    163,636,037
-----------------------------------------------------------------------------


                                                    SHARES          VALUE
                                                   --------      ------------
SHORT-TERM INVESTMENTS--28.7%

MONEY MARKET MUTUAL FUNDS--24.1%
State Street Navigator Prime Plus
(5.37% seven-day effective yield)(f) ........    41,144,385      $ 41,144,385


                                                  PAR VALUE
                                                    (000)
                                                  ---------
COMMERCIAL PAPER(g)--4.6%
Eaton Corp. 5.25%, 9/5/07 ...................        $3,395         3,393,019
Kimberly-Clark Corp. 5.15%, 9/4/07 ..........         2,435         2,433,955
Kimberly-Clark Corp. 5.20%, 9/12/07 .........         2,150         2,146,584
                                                                 ------------
                                                                    7,973,558
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $49,117,943)                                      49,117,943
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--124.5%
(IDENTIFIED COST $204,831,745)                                    212,753,980(a)

Other assets and liabilities, net--(24.5)%                        (41,904,693)
                                                                 ------------
NET ASSETS--100.0% $                                             $170,849,287
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,971,691 and gross depreciation of $7,636,575 for federal income tax purposes. At August 31, 2007, the aggregate cost of securities for federal income tax purposes was $207,418,864.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At August 31, 2007, this security amounted to a value of $0 or 0% of net assets.
(e) All or a portion of security is on loan.
(f) Represents security purchased with cash collateral received for securities on loan.
(g) The rate shown is the discount rate.

                       See Notes to Financial Statements
26

Phoenix Small-Cap Value Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2007

ASSETS
Investment securities at value, including $40,787,650 of
     securities on loan (Identified cost $204,831,745)           $212,753,980
Receivables
     Dividends                                                        184,590
     Investment securities sold                                       141,578
     Fund shares sold                                                   9,784
Prepaid expenses                                                       14,085
Other assets                                                           46,609
                                                                 ------------
        Total assets                                              213,150,626
                                                                 ------------
LIABILITIES
Cash overdraft                                                        137,862
Payables
     Fund shares repurchased                                          643,577
     Upon return of securities loaned                              41,144,385
     Investment advisory fee                                          115,365
     Distribution and service fees                                     79,619
     Transfer agent fee                                                60,048
     Trustee deferred compensation plan                                46,609
     Administration fee                                                14,542
     Trustees' fee                                                        233
     Other accrued expenses                                            59,099
                                                                 ------------
        Total liabilities                                          42,301,339
                                                                 ------------
NET ASSETS                                                       $170,849,287
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $134,435,101
Accumulated net investment loss                                        (6,482)
Accumulated net realized gain                                      28,498,433
Net unrealized appreciation                                         7,922,235
                                                                 ------------
NET ASSETS                                                       $170,849,287
                                                                 ============
CLASS A
Net asset value per share (net assets/shares outstanding)              $15.72
Maximum offering price per share $15.72/(1-5.75%)                      $16.68
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                        6,608,508
Net Assets                                                       $103,874,581

CLASS B
Net asset value (net assets/shares outstanding) and
     offering price per share                                          $14.22
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                        1,375,025
Net Assets                                                       $ 19,552,331

CLASS C
Net asset value (net assets/shares outstanding) and
     offering price per share                                          $14.22
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                        3,335,752
Net Assets                                                       $ 47,422,375


                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2007

INVESTMENT INCOME
Dividends                                                          $2,938,119
Security lending                                                      224,822
Interest                                                              143,561
Foreign taxes withheld                                                 (4,043)
                                                                   ----------
        Total investment income                                     3,302,459
                                                                   ----------
EXPENSES
Investment advisory fee                                             1,948,897
Service fees, Class A                                                 327,541
Distribution and service fees, Class B                                267,347
Distribution and service fees, Class C                                587,931
Administration fee                                                    174,006
Transfer agent                                                        403,227
Printing                                                              128,758
Registration                                                           44,523
Custodian                                                              43,418
Professional                                                           37,663
Trustees                                                               20,301
Miscellaneous                                                          30,955
                                                                   ----------
        Total expenses                                              4,014,567
                                                                   ----------
Less expenses reimbursed by investment adviser                       (276,663)
Custodian fees paid indirectly                                         (2,361)
                                                                   ----------
        Net expenses                                                3,735,543
                                                                   ----------
NET INVESTMENT INCOME (LOSS)                                         (433,084)
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                            34,134,230
Net change in unrealized appreciation (depreciation)
     on investments                                               (27,724,971)
                                                                   ----------
NET GAIN (LOSS) ON INVESTMENTS                                      6,409,259
                                                                   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                               $5,976,175
                                                                   ==========


                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                 Year Ended        Year Ended
                                               August 31, 2007   August 31, 2006
                                               ---------------  ----------------
FROM OPERATIONS
     Net investment income (loss)                 $  (433,084)    $ (1,489,163)
     Net realized gain (loss)                      34,134,230       41,254,936
     Net change in unrealized appreciation
        (depreciation)                            (27,724,971)     (27,051,697)
                                                 ------------     ------------
     INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                   5,976,175       12,714,076
                                                 ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net realized short-term gains, Class A        (3,132,486)        (359,993)
     Net realized short-term gains, Class B          (713,267)        (104,808)
     Net realized short-term gains, Class C        (1,512,245)        (179,271)
     Net realized long-term gains, Class A        (18,655,440)     (13,870,660)
     Net realized long-term gains, Class B         (4,247,838)      (4,044,831)
     Net realized long-term gains, Class C         (9,006,258)      (6,913,765)
                                                 ------------     ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS                              (37,267,534)     (25,473,328)
                                                 ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
     Proceeds from shares sold (391,124 and
        729,714 shares, respectively)               6,900,046       13,949,274
     Net asset value of shares issued from
        reinvestment of distributions
        (1,174,484 and 729,358 shares,
        respectively)                              19,860,555       12,953,387
     Cost of shares repurchased (2,297,077
        and 1,685,103 shares, respectively)       (40,481,265)     (31,925,844)
                                                 ------------     ------------
Total                                             (13,720,664)      (5,023,183)
                                                 ------------     ------------
CLASS B
     Proceeds from shares sold (75,690 and
        102,263 shares, respectively)               1,206,674        1,787,328
     Net asset value of shares issued from
        reinvestment of distributions
        (266,214 and 201,216 shares,
        respectively)                               4,094,367        3,323,848
     Cost of shares repurchased (757,092 and
        817,203 shares, respectively)             (12,239,579)     (14,486,211)
                                                 ------------     ------------
Total                                              (6,938,538)      (9,375,035)
                                                 ------------     ------------
CLASS C
     Proceeds from shares sold (108,344 and
        125,986 shares, respectively)               1,698,390        2,183,523
     Net asset value of shares issued from
        reinvestment of distribution
        (572,898 and 357,395 shares,
        respectively)                               8,811,167        5,904,168
     Cost of shares repurchased (969,606 and
        689,686 shares, respectively)             (15,590,777)     (12,219,361)
                                                 ------------     ------------
Total                                              (5,081,220)      (4,131,670)
                                                 ------------     ------------
     INCREASE (DECREASE) IN NET ASSETS FROM
        SHARE TRANSACTIONS                        (25,740,422)     (18,529,888)
                                                 ------------     ------------
     NET INCREASE (DECREASE) IN NET ASSETS        (57,031,781)     (31,289,140)

NET ASSETS

     Beginning of period                          227,881,068      259,170,208
                                                 ------------     ------------
     END OF PERIOD (INCLUDING ACCUMULATED
        NET INVESTMENT LOSS AND UNDISTRIBUTED
        NET INVESTMENT INCOME OF $(6,482) AND
        $0, RESPECTIVELY)                        $170,849,287     $227,881,068
                                                 ============     ============


                       See Notes to Financial Statements
28

Phoenix Small-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                                  -------------------------------------------------------
                                                                     ENDED AUGUST 31
                                                  -------------------------------------------------------
                                                   2007        2006        2005        2004        2003
Net asset value, beginning of period              $18.45      $19.45      $15.08      $13.42      $11.30
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                0.02       (0.05)      (0.03)      (0.06)         --(3)
     Net realized and unrealized gain (loss)        0.38        1.01        4.40        1.72        2.12
                                                  ------      ------      ------      ------      ------
        TOTAL FROM INVESTMENT OPERATIONS            0.40        0.96        4.37        1.66        2.12
                                                  ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
     Distributions from net realized gains         (3.13)      (1.96)         --          --          --
                                                  ------      ------      ------      ------      ------
        TOTAL DISTRIBUTIONS                        (3.13)      (1.96)         --          --          --
                                                  ------      ------      ------      ------      ------
Change in net asset value                          (2.73)      (1.00)       4.37        1.66        2.12
                                                  ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                    $15.72      $18.45      $19.45      $15.08      $13.42
                                                  ======      ======      ======      ======      ======
Total return(2)                                     0.97%       5.32 %     28.98 %     12.37 %     18.76%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)      $103,875    $135,436    $147,132    $124,165     $76,783

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                        1.43%        1.40 %      1.40 %      1.40 %      1.40%
     Gross operating expenses                      1.56%        1.50 %      1.56 %      1.57 %      1.71%
     Net investment income (loss)                  0.10%       (0.28)%     (0.17)%     (0.38)%      0.04%
Portfolio turnover                                  205%         121 %       102 %       150 %       241%

                                                                         CLASS B
                                                  -------------------------------------------------------
                                                                     ENDED AUGUST 31
                                                  -------------------------------------------------------
                                                   2007        2006        2005        2004        2003
Net asset value, beginning of period              $17.07      $18.26      $14.27      $12.79      $10.85
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)               (0.11)      (0.18)      (0.15)      (0.16)      (0.08)
     Net realized and unrealized gain (loss)        0.39        0.95        4.14        1.64        2.02
                                                  ------      ------      ------      ------      ------
        TOTAL FROM INVESTMENT OPERATIONS            0.28        0.77        3.99        1.48        1.94
                                                  ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
     Distributions from net realized gains         (3.13)      (1.96)         --          --          --
                                                  ------      ------      ------      ------      ------
        TOTAL DISTRIBUTIONS                        (3.13)      (1.96)         --          --          --
                                                  ------      ------      ------      ------      ------
Change in net asset value                          (2.85)      (1.19)       3.99        1.48        1.94
                                                  ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                    $14.22      $17.07      $18.26      $14.27      $12.79
                                                  ======      ======      ======      ======      ======
Total return(2)                                     0.26 %      4.57 %     27.96 %     11.57 %     17.88 %

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)       $19,552     $30,567     $42,081     $43,801     $40,696

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                         2.18 %      2.15 %      2.15 %      2.15 %      2.15 %
     Gross operating expenses                       2.31 %      2.25 %      2.31 %      2.33 %      2.46 %
     Net investment income (loss)                  (0.66)%     (1.04)%     (0.91)%     (1.15)%     (0.71)%
Portfolio turnover                                   205 %       121 %       102 %       150 %       241 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.

                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS C
                                                  -------------------------------------------------------
                                                                     ENDED AUGUST 31
                                                  -------------------------------------------------------
                                                   2007        2006        2005        2004        2003
Net asset value, beginning of period              $17.07      $18.26      $14.27      $12.79      $10.85
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)               (0.11)      (0.18)      (0.15)      (0.16)      (0.08)
     Net realized and unrealized gain (loss)        0.39        0.95        4.14        1.64        2.02
                                                  ------      ------      ------      ------      ------
        TOTAL FROM INVESTMENT OPERATIONS            0.28        0.77        3.99        1.48        1.94
                                                  ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
     Distributions from net realized gains         (3.13)      (1.96)         --          --          --
                                                  ------      ------      ------      ------      ------
        TOTAL DISTRIBUTIONS                        (3.13)      (1.96)         --          --          --
                                                  ------      ------      ------      ------      ------
Change in net asset value                          (2.85)      (1.19)       3.99        1.48        1.94
                                                  ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                    $14.22      $17.07      $18.26      $14.27      $12.79
                                                  ======      ======      ======      ======      ======
Total return(2)                                     0.26 %      4.57 %     27.96 %     11.57 %     17.88 %

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)       $47,422     $61,878     $69,957     $71,296     $51,559

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                         2.18 %      2.15 %      2.15 %      2.15 %      2.15 %
     Gross operating expenses                       2.31 %      2.25 %      2.31 %      2.32 %      2.46 %
     Net investment income (loss)                  (0.65)%     (1.03)%     (0.91)%     (1.14)%     (0.72)%
Portfolio turnover                                   205 %       121 %       102 %       150 %       241 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.

                       See Notes to Financial Statements
30

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007

1. ORGANIZATION

    Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    Currently, three Funds are offered for sale (each a "Fund"). The Phoenix Quality Small-Cap Fund ("Quality Small-Cap Fund"), the Phoenix Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") and the Phoenix Small-Cap Value Fund ("Small-Cap Value Fund") are each diversified and each has an investment objective of long-term capital appreciation.

    The Funds offer the following classes of shares for sale:

                                   Class I     Class A     Class B     Class C
                                  --------     -------     -------     -------
Quality Small-Cap Fund ............   X           X          --           X
Small-Cap Sustainable Growth Fund .   X           X          --           X
Small-Cap Value Fund ..............  --           X          X            X


    Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid.a Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A. SECURITY VALUATION:

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

    Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (CONTINUED)


    The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

    In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for the Funds' fiscal year beginning September 1, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that may result from adopting FIN 48 is in progress.


D. DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. EXPENSES:

    Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.


F. FOREIGN CURRENCY TRANSLATION:

    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.


G. FOREIGN SECURITY COUNTRY DETERMINATION:

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


H. SECURITIES LENDING:

    The Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

    As of August 31, 2007, the Small-Cap Value Fund had securities on loan with a market value of $40,787,650 and held non-cash collateral of $267,157 and cash collateral of $41,144,385.


I. REIT INVESTMENTS:

    Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.


J. REPURCHASE AGREEMENTS:

    A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (CONTINUED)


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

    Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the Adviser to each Fund of the Trust. As compensation for its services to each Fund of the Trust. PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:


                                   First      $400+ Million -    $1+
                                $400 Million    $1 Billion      Billion
                               -------------  --------------   ----------
Quality Small-Cap Fund .......      0.90%         0.85%          0.80%
Small-Cap Sustainable
    Growth Fund ..............      0.90%         0.85%          0.80%


                                  First         $1+ Billion -     $2+
                               $1 Billion        $2 Billion     Billion
                               -------------  --------------   ----------
Small-Cap Value Fund .........      0.90%         0.85%          0.80%


    The Adviser has contractually agreed to limit total fund operating expenses, (excluding interest, taxes and extraordinary expenses), through December 31, 2007, so that such expenses do not exceed the following percentages of the average annual net asset values for the Funds:


                                  Class A       Class C        Class I
                                ----------    ----------      ----------
Quality Small-Cap Fund .......      1.40%         2.15%          1.15%
Small-Cap Sustainable
     Growth Fund .............      1.40%         2.15%          1.15%


                                  Class A       Class B        Class C
                                ----------     ----------     ---------
Small-Cap Value Fund                1.40%         2.15%          2.15%


    Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ended 2010:


Quality Small-Cap ............     $8,581
Small-Cap Sustainable ........      7,935
Small-Cap Value ..............         --


    Kayne Anderson Rudnick Investment Management, LLC ("Kayne") an indirect wholly-owned subsidiary of PNX, is the subadviser to the Quality Small-Cap and Small-Cap Sustainable Growth Funds.

    Euclid Advisors LLC ("Euclid"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Small-Cap Value Fund.

    As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended August 31, 2007, as follows:


                                 Class A          Class B           Class C
                                Net Selling       Deferred          Deferred
                               Commissions      Sales Charges    Sales Charges
                               -----------     --------------   --------------
Quality Small-Cap Fund .......     $1,079         $    --          $   1
Small-Cap Sustainable
    Growth Fund ..............        794               --              1
Small-Cap Value Fund .........      4,012           21,225            963


    In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares do not pay distribution and/or service fees.

    Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

    PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund.

    For the fiscal year ended August 31, 2007, the Trust incurred administration fees totaling $186,044.

    PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the fiscal year ended August 31, 2007, transfer agent fees were $416,291 as reported in the Statements of Operations.

    At August 31, 2007, PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:


                                              Aggregate
                                              Net Asset
                                Shares          Value
                             ------------   ------------
Quality Small-Cap Fund
--Class I ...................   10,072      $  118,447
--Class A ...................  332,423       3,902,646
--Class C ...................   10,024         117,080
Small-Cap Sustainable
  Growth Fund
--Class I ...................   10,000         103,700
--Class A ...................  376,160       3,889,494
--Class C ...................   10,000         102,500
Small-Cap Value Fund
--Class A ...................  229,653       3,610,145


    Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to defer all or a portion of their

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (CONTINUED)


compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at August 31, 2007.


4. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the fiscal year ended August 31, 2007, were as follows:


                                        Purchases               Sales
                                    ------------------    -----------------
Quality Small-Cap Fund .............  $ 19,627,297        $    1,223,054
Small-Cap Sustainable Growth Fund ..    16,151,289             1,696,668
Small-Cap Value Fund ...............   435,462,170           501,987,055


    There were no purchases or sales of long-term U.S. Government and agency securities.


5. 10% SHAREHOLDERS

    As of August 31, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below.


                                      % Shares                 Number of
                                     Outstanding               Accounts
                                  ------------------       -----------------
Quality Small-Cap Fund .............     12%                       1
Small-Cap Sustainable Growth Fund ..     15                        1


    The shareholder accounts are affiliated with PNX.


6. CREDIT RISK AND ASSET CONCENTRATIONS

    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    At August 31, 2007, the Quality Small-Cap Fund held investments issued by various companies in the financials sector comprising 27% of the total net assets of the Funds. The Small-Cap Sustainable Growth Fund held investments issued by various companies in the information technology sector, comprising 32% of the total net assets of the Fund.


7. ILLIQUID SECURITIES

    Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.


8. REGULATORY EXAMS

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

    In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

    The Company does not believe that the outcome of these matters will be material to these financial statements.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (CONTINUED)


9. INDEMNIFICATIONS

    Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.


10. FEDERAL INCOME TAX INFORMATION

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:


                                        Expiration Year
                                    ---------------------
                                      2014         Total
                                    ------        -------
Quality  Small-Cap Fund .........   $   --         $   --
Small-Cap Sustainable
    Growth Fund .................    1,859          1,859
Small-Cap Value Fund ............       --             --


    The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

    For the period ended August 31, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:


Quality Small-Cap Fund ..........          $937
Small-Cap Sustainable
     Growth Fund ................           661
Small-Cap Value Fund ............            --


    Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2007, the Funds deferred and recognized post-October losses as follows:


                                      Capital Loss         Capital Loss
                                        Deferred            Recognized
                                    -----------------    ---------------
Small-Cap Sustainable
     Growth Fund ...................    $83,964              $    --


    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:


                                     Undistributed      Undistributed
                                       Ordinary           Long-Term
                                        Income          Capital Gains
                                    --------------      --------------
Quality Small-Cap Fund .............   $214,979           $    11,902
Small-Cap Sustainable Growth Fund ..         --                    --
Small-Cap Value Fund ...............    478,417            30,607,135


    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.


11. RECLASSIFICATION OF CAPITAL ACCOUNTS

    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended August 31, 2007, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                  Capital Paid
                                    in on
                                   Shares of       Accumulated     Undistributed
                                   Beneficial     Net Realized    Net Investment
                                   Interest       Gain (Loss)     Income (Loss)
                                  ----------     ------------     ------------
Quality Small-Cap Fund .......      $    --      $       --         $      --
Small-Cap Sustainable
     Growth Fund .............      (62,267)             --            62,267
Small-Cap Value Fund .........      726,550      (1,153,152)          426,602


12. MERGER

    Effective July 13, 2007, the Phoenix Value Equity Fund, formerly a series of Phoenix Investment Trust 97, was merged with and into the Phoenix Value Opportunities Fund, a series of Phoenix Equity Trust. The Phoenix Value Equity Fund has ceased to exist and is no longer available for sale.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

    For the fiscal year ended August 31, 2007, for federal income tax purposes, 93% and 58% of the ordinary income dividends earned by the Quality Small-Cap Fund and Small-Cap Value Fund, respectively, qualify for the dividends-received deduction for corporate shareholders.

    For the fiscal year ended August 31, 2007, the Quality Small-Cap Fund and Small-Cap Value Fund, respectively, hereby designate 93% and 57%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

    For the fiscal year ended August 31, 2007, the Quality Small-Cap Fund and the Small-Cap Value Fund designated $12,526 and $33,973,561, respectively, as long-term capital gain dividends.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO OMITTED]

To the Board of Trustees of
Phoenix Investment Trust 97 and Shareholders of
Phoenix Quality Small-Cap Fund
Phoenix Small-Cap Sustainable Growth Fund and
Phoenix Small-Cap Value Fund

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Quality Small-Cap Fund, Phoenix Small-Cap Sustainable Growth Fund and Phoenix Small-Cap Value Fund (constituting Phoenix Investment Trust 97, hereafter referred to as the "Trust") at August 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
-------------------------------
Boston, Massachusetts
October 16, 2007

FUND MANAGEMENT TABLES (UNAUDITED)

    Information pertaining to the Trustees and officers of the Trust as of August 31, 2007, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

    The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                     LENGTH OF         OVERSEEN BY                    DURING PAST 5 YEARS AND
    AND YEAR OF BIRTH                  TIME SERVED           TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                    Served since1997.         56                Chairman, Rittenhouse Advisors, LLC (consulting
YOB: 1929                                                                       firm) (2001-present). Trustee/Director, Phoenix
                                                                                Funds Family (1983-present), Director, Urstadt
                                                                                Biddle Property Corp. (1989-present), Consolidated
                                                                                Edison Company of New York, Inc. (1970-2002),
                                                                                Union Pacific Corp. (1978-2002), Accuhealth, Inc.
                                                                                (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne                 Served since 1997.        56                Retired. Trustee/Director, Phoenix Funds Family
YOB: 1929                                                                       (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries                 Served since 1997.        59                Director, The Empire District Electric Company
YOB: 1930                                                                       (1984-2004). Trustee/Director, Phoenix Funds
                                                                                Complex (1987-present).
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                    Served since 1997.        56                Managing Director, Almanac Capital Management
YOB: 1939                                                                       (commodities business) (since 2007).
                                                                                Director/Trustee, Evergreen Funds (93 portfolios)
                                                                                (1989-present). Trustee, Phoenix Funds Family
                                                                                (1980-present). Director, Lincoln Educational
                                                                                Services Corp. (2002-2004). Partner, Stonington
                                                                                Partners, Inc. (private equity firm) (2001-2007).
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara               Served since 2001.        58                Retired. Trustee/Director, Phoenix Funds Complex
YOB: 1951                                                                       (2001-present). Managing Director, U.S. Trust
                                                                                Company of New York (private bank) (1982-2006).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                      Served since 1997.        56                Trustee/Director, Phoenix Funds Family
YOB: 1946                                                                       (1987-present). Managing Director, Wydown Group
                                                                                (consulting firm) (1994-present). Director,
                                                                                Investors Bank & Trust Corporation (1995-present),
                                                                                Stifel Financial (1996-present). Independent
                                                                                Chairman (2005-present) and Trustee
                                                                                (2004-present), John Hancock Trust (93
                                                                                portfolios). Trustee, John Hancock Funds II (74
                                                                                portfolios) (2005-present). Director/Trustee,
                                                                                Plymouth Rubber Co. (1995-2003). Chairman, Hudson
                                                                                Castle Group, Inc. (Formerly IBEX Capital Markets,
                                                                                Inc.) (financial services) (1997-2006). Trustee,
                                                                                John Hancock Funds III (8 portfolios) (2005-2006).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson                 Served since 1997.        56                Managing Director, Northway Management Company
YOB: 1946                                                                       (1998-present). Trustee/Director, Phoenix Funds
                                                                                Family (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck             Served since 2006.        56                Chairman, Amsterdam Molecular Therapeutics N.V.
YOB: 1942                                                                       (biotechnology) (since 2007). Director, The JP
                                                                                Morgan European Investment Trust (1998-present),
                                                                                Galapagos N.V. (biotechnology) (2005-present).
                                                                                Trustee, Phoenix Funds Family (2004-present).
                                                                                Director, EASDAQ (Chairman) (2001-present), Groupe
                                                                                SNEF (electrical and electronic installation)
                                                                                (1998-present). Managing Director, Almanij N.V.
                                                                                (financial holding company) (1992-2003). Director,
                                                                                KBC Bank and Insurance Holding Company
                                                                                (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                                                (1992-2003), Kredietbank S.A. Luxembourgeoise
                                                                                (1992-2003), Investco N.V. (private equity
                                                                                company) (1992-2003), Gevaert N.V. (industrial
                                                                                holding company) (1992-2003), Fidea N.V.
                                                                                (insurance company) (1992-2003), Almafin N.V.
                                                                                (real estate investment company) (1992-2003),
                                                                                Centea N.V. (savings bank) (1992-2003), Degussa
                                                                                Antwerpen N.V. (1998-2004), Santens N.V.
                                                                                (textiles) (1999-2004), Dictaphone Corp.
                                                                                (2002-2006), Banco Urquijo (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                              INTERESTED TRUSTEES

    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                     LENGTH OF         OVERSEEN BY                    DURING PAST 5 YEARS AND
    AND YEAR OF BIRTH                  TIME SERVED           TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)                Served since 2004.        56                Senior Executive Vice President and President,
YOB: 1964                                                                       Asset Management (since 2007), Senior Vice
                                                                                President and Chief Operating Officer, Asset
                                                                                Management (2004-2007), Vice President
                                                                                (2001-2004), The Phoenix Companies, Inc. Director
                                                                                and President (2006-present), Chief Operating
                                                                                Officer (2004-present), Executive Vice President
                                                                                (2004-2006), Vice President, Finance, (2001-2002),
                                                                                Phoenix Investment Partners, Ltd. Various senior
                                                                                officer and directorship positions with Phoenix
                                                                                affiliates. President (2006-present), Executive
                                                                                Vice President (2004-2006), the Phoenix Funds
                                                                                Family. Chairman, President and Chief Executive
                                                                                Officer, The Zweig Fund Inc. and The Zweig Total
                                                                                Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)              Served since 2002.        56                Limited Managing Director, Lazard Freres & Co. LLC
YOB: 1934                                                                       (1997-present). Trustee/Director, Phoenix Funds
                                                                                Family (2002-present). Director, The Phoenix
                                                                                Companies, Inc. (2001-2005).
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)             Served since 1997.        76                Partner, Cross Pond Partners, LLC (2006-Present).
YOB: 1946                                                                       Director, PXRE Corporation (Reinsurance)
                                    Chairman                                    (1985-present), World Trust Fund (1991-present).
                                                                                Director/Trustee, Phoenix Funds Complex
                                                                                (1989-present). Management Consultant (2002-2004),
                                                                                Chairman (1997-2002), Chief Executive Officer
                                                                                (1995-2002) and Director (1995-2002), Phoenix
                                                                                Investment Partners, Ltd. Director and Executive
                                                                                Vice President, The Phoenix Companies, Inc.
                                                                                (2000-2002). Director (1983-2002) and Chairman
                                                                                (1995-2002), Phoenix Investment Counsel, Inc.
                                                                                Director (1982-2002) and Chairman (2000-2002),
                                                                                Phoenix Equity Planning Corporation. Chairman and
                                                                                President, Phoenix/Zweig Advisers LLC (2001-2002).
                                                                                Executive Vice President (1994-2002) and Chief
                                                                                Investment Counsel (1994-2002), PHL Variable
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as a Director of The Phoenix Companies, Inc.
(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                    OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD WITH
    NAME, ADDRESS AND                     TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH                         TIME SERVED                                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                    Senior Vice President                       Assistant Treasurer (2001-present), Vice
YOB: 1952                           since 2006.                                 President, Fund Accounting (1994-2000), Phoenix
                                                                                Equity Planning Corporation. Vice President,
                                                                                Phoenix Investment Partners, Ltd. (2003-present).
                                                                                Senior Vice President, the Phoenix Funds Family
                                                                                (since 2006). Vice President, The Phoenix Edge
                                                                                Series Fund (1994-present), Treasurer, The Zweig
                                                                                Fund, Inc. and The Zweig Total Return Fund, Inc.
                                                                                (2003-present). Chief Financial Officer
                                                                                (2005-2006) and Treasurer (1994-2006), or
                                                                                Assistant Treasurer (2005-2006), certain funds
                                                                                within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman                  Senior Vice President                       Senior Vice President, Asset Management Product
YOB: 1962                           since 2004.                                 Development, The Phoenix Companies, Inc.
                                                                                (2006-present). Senior Vice President, Asset
                                                                                Management Product Development (2005-present),
                                                                                Senior Vice President and Chief Administrative
                                                                                Officer (2003-2004), Phoenix Investment Partners,
                                                                                Ltd. Director and President (2006-present), Senior
                                                                                Vice President and Chief Administrative Officer
                                                                                (1999-2003), Phoenix Equity Planning Corporation.
                                                                                Senior Vice President, Phoenix Investment Counsel,
                                                                                Inc. (2006-present). Director, Duff & Phelps
                                                                                Investment Management Company (2006-present).
                                                                                Senior Vice President, the Phoenix Funds Family
                                                                                (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                        Vice President and Chief                    Chief Compliance Officer, Zweig-DiMenna Associates
c/o Zweig-DiMenna                   Compliance Officer                          LLC (1989-present). Vice President and Chief
Associates, LLC                     since 2004.                                 Compliance Officer, certain Funds within the
900 Third Avenue                                                                Phoenix Funds Complex (2004-present). Vice
New York, NY 10022                                                              President, The Zweig Total Return Fund, Inc.
YOB: 1945                                                                       (2004-present). Vice President, The Zweig Fund,
                                                                                Inc. (2004-present). President and Director of
                                                                                Watermark Securities, Inc. (1991-present).
                                                                                Assistant Secretary of Gotham Advisors Inc.
                                                                                (1990-present). Secretary, Phoenix-Zweig Trust
                                                                                (1989-2003). Secretary, Phoenix-Euclid Market
                                                                                Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley                  Chief Financial Officer                     Vice President, Fund Administration, Phoenix
YOB: 1972                           and Treasurer since 2006.                   Investment Partners, Ltd. (2004-present). Chief
                                                                                Financial Officer and Treasurer (2006-present) or
                                                                                Chief Financial Officer and Treasurer
                                                                                (2005-present), certain funds within the Phoenix
                                                                                Fund Family. Vice President, Chief Financial
                                                                                Officer, Treasurer and Principal Accounting
                                                                                Officer, The Phoenix Edge Series Fund
                                                                                (2006-present). Assistant Treasurer, certain funds
                                                                                within the Phoenix Fund Complex (2004-2006).
                                                                                Senior Manager (2002-2004), Manager (2000-2002),
                                                                                Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                       Vice President, Chief Legal                 Vice President and Counsel, Phoenix Life Insurance
One American Row                    Officer, Counsel and                        Company (2005- present). Vice President, Counsel,
Hartford, CT 06102                  Secretary since 2005.                       Chief Legal Officer and Secretary, the Phoenix
YOB: 1954                                                                       Funds Family (2005-present). Compliance Officer of
                                                                                Investments and Counsel, Travelers Life & Annuity
                                                                                Company (January 2005-May 2005). Assistant General
                                                                                Counsel, The Hartford Financial Services Group
                                                                                (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 97                       INVESTMENT ADVISER
101 Munson Street                                 Phoenix Investment Counsel, Inc.
Greenfield, MA 01301-9668                         56 Prospect Street
                                                  Hartford, CT 06115-0480

TRUSTEES                                          PRINCIPAL UNDERWRITER
George R. Aylward                                 Phoenix Equity Planning Corporation
E. Virgil Conway                                  One American Row
Harry Dalzell-Payne                               Hartford, CT 06103-2899
Francis E. Jeffries
Leroy Keith, Jr.                                  TRANSFER AGENT
Marilyn E. LaMarche                               Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                    One American Row
Geraldine M. McNamara                             Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                               CUSTODIAN
Ferdinand L.J. Verdonck                           State Street Bank and Trust Company
                                                  P.O. Box 5501
OFFICERS                                          Boston, MA 02206-5501
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Francis G. Waltman, Senior Vice President         PricewaterhouseCoopers LLP
Marc Baltuch, Vice President and Chief            125 High Street
  Compliance Officer                              Boston, MA 02110-1707
W. Patrick Bradley, Chief Financial Officer
  and Treasurer                                   HOW TO CONTACT US
Kevin J. Carr, Vice President, Counsel,           Mutual Fund Services          1-800-243-1574
  Secretary and Chief Legal Officer               Advisor Consulting Group      1-800-243-4361
                                                  Telephone Orders              1-800-367-5877
                                                  TextTelephone                 1-800-243-1926
                                                  Website                       PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                  [BLANK PAGE]

     [LOGO OMITTED]                                           -----------------
        PHOENIX                                                   PRESORTED
                                                                  STANDARD
     Phoenix Equity Planning Corporation                        U.S. POSTAGE
     P.O. Box 150480                                                PAID
     Hartford, CT 06115-0480                                    Lancaster, PA
                                                               Permit No. 1793
                                                              -----------------








For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.








PXP215                                                                    10-07
BPD32908


ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 for 2007 and $75,000 for 2006.

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,000 for 2007 and $0 for 2006. This represents fees for the review of the registrants semi-annual report.

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,900 for 2007 and $17,200 for 2006.

     "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 in 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Phoenix Investment Trust 97 (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

          (b)   Not applicable for 2007 and not applicable for 2006.

          (c)   100% for 2007 and 100% for 2006.

          (d)   Not applicable for 2007 and not applicable for 2006.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $779,328 for 2007 and $944,027 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940  Act  and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Investment Trust 97
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              November 8, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              November 8, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)


Date              November 8, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.